Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		$ 1,701,388	$ 1,704,835	$ 1,601,138
Total long lived assets, net		68,629	64,917
Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		1,682,200	1,671,383	1,562,157
United States [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		16,072	17,627
United States [Member] | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		829,676	891,993	824,919
Germany [Member] | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		122,817	107,140	102,639
United Kingdom [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		19,853	19,708
United Kingdom [Member] | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		35,075	29,831	27,450
Bulgaria [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		10,388	10,375
Ireland [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		9,325	6,616
Canada [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		3,593	4,792
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net	[1]	9,398	5,799
All Other Countries | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers	[2]	$ 694,632	$ 642,419	$ 607,149

[1]	No single country included in the "All other countries" category generated more than 10% of total long-lived assets.
[2]	No single country included in the “All other countries” category generated more than 10% of revenues. The revenue included within this category is predominately earned in Latin America, North America and Europe.